Schedule of operating lease obligation (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Lease Obligation
Current portion	$ 56	$ 76	$ 49
Non-current portion	43	59
Total	$ 99	$ 135	$ 49